Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide mainly through the ownership of dry bulk carrier vessels. The Company also operates the majority of its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and a limited number of vessels through a 50% owned joint venture (Notes 3 and 4). As at December 31, 2015, the following are wholly-owned subsidiaries with operations that are included in the consolidation:

a/a	Company	Vessel	Flag	Date Built	Date Acquired	Place of Incorporation
PANAMAX VESSELS
1	Panama Compania Armadora SA	Oceanis	Bahamas	May 2001	May 2001	Panama
2	Husky Trading SA	Triton	Bahamas	Mar 2001	Mar 2001	Panama
3	Changame Compania Armadora SA	Thetis	Bahamas	Aug 2004	Nov 2005	Panama
4	Buenos Aires Compania Armadora SA	Alcyon	Bahamas	Feb 2001	Feb 2001	Panama
5	Skyvan Shipping Company SA	Nirefs	Bahamas	Jan 2001	Jan 2001	Panama
6	Cypres Enterprises Corp.	Protefs	Bahamas	Aug 2004	Aug 2004	Panama
7	Urbina Bay Trading SA	Erato	Bahamas	Aug 2004	Nov 2005	Panama
8	Chorrera Compania Armadora SA	Dione	Greek	Jan 2001	May 2003	Panama
9	Darien Compania Armadora SA	Calipso	Bahamas	Feb 2005	Feb 2005	Panama
10	Texford Maritime SA	Clio	Bahamas	May 2005	May 2005	Panama
11	Eaton Marine SA	Danae	Greek	Jan 2001	Jul 2003	Panama
12	Vesta Commercial SA	Coronis	Marshall Islands	Jan 2006	Jan 2006	Panama
13	Ailuk Shipping Company Inc.	Naias	Marshall Islands	Jun 2006	Aug 2006	Marshall Islands
14	Taka Shipping Company Inc.	Melite	Marshall Islands	Oct 2004	Jan 2010	Marshall Islands
15	Bikar Shipping Company Inc.	Arethusa	Greek	Jan 2007	Jul 2011	Marshall Islands
16	Mandaringina Inc.	Melia	Marshall Islands	Feb 2005	May 2012	Marshall Islands
17	Jemo Shipping Company Inc.	Leto	Marshall Islands	Feb 2010	Jan 2012	Marshall Islands
18	Fayo Shipping Company Inc.	Artemis	Marshall Islands	Sep 2006	Aug 2013	Marshall Islands
19	Erikub Shipping Company Inc. (Note 6)	Crystalia	Greek	Feb 2014	Feb 2014	Marshall Islands
20	Wotho Shipping Company Inc. (Note 6)	Atalandi	Greek	May 2014	May 2014	Marshall Islands
KAMSARMAX VESSELS
21	Tuvalu Shipping Company Inc.	Myrto	Marshall Islands	Jan 2013	Jan 2013	Marshall Islands
22	Jabat Shipping Company Inc.	Maia	Marshall Islands	Aug 2009	Feb 2013	Marshall Islands
23	Makur Shipping Company Inc.	Myrsini	Marshall Islands	Mar 2010	Oct 2013	Marshall Islands
24	Rairok Shipping Company Inc. (Note 6)	Medusa	Marshall Islands	Apr 2010	Jun 2015	Marshall Islands
POST-PANAMAX VESSELS
25	Majuro Shipping Company Inc.	Alcmene	Marshall Islands	Jan 2010	Nov 2010	Marshall Islands
26	Guam Shipping Company Inc	Amphitrite	Marshall Islands	Aug 2012	Aug 2012	Marshall Islands
27	Palau Shipping Company Inc.	Polymnia	Marshall Islands	Nov 2012	Nov 2012	Marshall Islands
CAPESIZE VESSELS
28	Jaluit Shipping Company Inc.	Sideris GS	Marshall Islands	Nov 2006	Nov 2006	Marshall Islands
29	Bikini Shipping Company Inc.	New York	Marshall Islands	Mar 2010	Mar 2010	Marshall Islands
30	Gala Properties Inc.	Houston	Marshall Islands	Oct 2009	Oct 2009	Marshall Islands
31	Kili Shipping Company Inc.	Semirio	Marshall Islands	Jun 2007	Jun 2007	Marshall Islands
32	Knox Shipping Company Inc.	Aliki	Marshall Islands	Mar 2005	Apr 2007	Marshall Islands
33	Lib Shipping Company Inc.	Boston	Marshall Islands	Nov 2007	Nov 2007	Marshall Islands
34	Marfort Navigation Company Ltd.	Salt Lake City	Cyprus	Sep 2005	Dec 2007	Cyprus
35	Silver Chandra Shipping Company Ltd.	Norfolk	Cyprus	Aug 2002	Feb 2008	Cyprus
36	Bokak Shipping Company Inc.	Baltimore	Marshall Islands	Mar 2005	Jun 2013	Marshall Islands
37	Pulap Shipping Company Inc.	PS Palios	Marshall Islands	Jan 2013	Dec 2013	Marshall Islands
38	Weno Shipping Company Inc. (Note 6)	GP Zafirakis	Marshall Islands	Aug 2014	Aug 2014	Marshall Islands
39	Lelu Shipping Company Inc. (Note 5)	Santa Barbara	Marshall Islands	Jan 2015	Jan 2015	Marshall Islands
40	Ujae Shipping Company Inc. (Note 6)	New Orleans	Marshall Islands	Nov 2015	Nov 2015	Marshall Islands
41	Toku Shipping Company Inc. (Notes 6)	Seattle	Marshall Islands	Apr 2011	Nov 2015	Marshall Islands
NEWCASTLEMAX VESSELS
41	Lae Shipping Company Inc.	Los Angeles	Marshall Islands	Feb 2012	Feb 2012	Marshall Islands
42	Namu Shipping Company Inc.	Philadelphia	Marshall Islands	May 2012	May 2012	Marshall Islands
UNDER CONSTRUCTION
43	Aster Shipping Company Inc. (Notes 5 and 10)	H2548	-	-	Expected in 2016	Marshall Islands
44	Aerik Shipping Company Inc. (Notes 5 and 10)	H2549	-	-	Expected in 2016	Marshall Islands
45	Houk Shipping Company Inc. (Notes 5 and 10)	DY6006	-	-	Expected in 2016	Marshall Islands
OTHER SUBSIDIARIES
46	Diana Shipping Services SA	Management company				Panama
47	Bulk Carriers (USA) LLC	Company’s representative in the US				Delaware - USA
48	Diana Ship Management Inc. (Note 3(b))	Intermediate holding company				Marshall Islands

Diana Shipping Services S.A., or DSS, provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements and since October 1, 2013 administrative services with regards to services related to DSI's operations and its subsidiaries. Such costs are eliminated in consolidation. Since April 2010 and until February 28, 2013, DSS provided to Diana Containerships Inc. (or “Diana Containerships”) and its vessels, administrative services and since June 2010 and until February 28, 2013, technical and commercial services (Note 4(b)). Gradually from August 2015 and until December 31, 2015, DSS does not provide management services to six vessels in the Company's fleet whose management has been transferred to Diana Wilhelmsen Management Limited (Notes 3(b) and 4(d)).

During 2015, 2014 and 2013, charterers that individually accounted for 10% or more of the Company's time charter revenues were as follows:

Charterer	2015	2014	2013
A	24%	10%
B	20%
C	12%	12%
D	10%	15%	19%
E		18%	17%
F			11%
G			11%